Payroll and Social Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Payroll and Social Charges [Abstract]
Social charges in installments	$ 353,000	$ 328,000
Funrural payments installment	$ 252,000